Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred income tax asset, net	$ 131,863	$ 106,170
Deferred income tax liability, net	(30,414)	(32,421)
Deferred tax liability (asset)	$ 101,449	$ 73,749	$ 117,609